Business Combinations	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations
Business Combinations

Note C — Business Combinations

Adcole Acquisition

On March 2, 2020, the Successor acquired 100% of the equity interest of Adcole in exchange for cash. The acquisition supports the Company’s growth in its offering of space structures.

The following table summarizes the fair value of the consideration transferred and the fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
$13,430
Liabilities:
Accounts payable	$894
Accrued expenses	644
Deferred revenue	777
$2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525

The following table summarizes the intangible assets acquired by class:

March 2, 2020
Trademark	$1,000
Technology	2,400
Customer relationships	6,100
In-process research and development (“IPR&D”)	190
Total intangible assets	$9,690

The fair value of the acquired trademark and technology was estimated using the relief from royalty (“RFR”) method. The fair value of the acquired customer relationships was estimated using the excess earnings method. The fair value of the IPR&D was estimated using the replacement cost method.

The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is deductible over 15 years.

The results of operations of the acquired businesses for the period from March 2, 2020 to June 30, 2020 have been included in the results of operations for the Successor Q2 2020 Period; the post-acquisition revenues and net loss included in the Successor Q2 2020 Period were $3,373 thousand and ($279) thousand, respectively. The acquisition-related costs included in transaction expenses in the condensed consolidated statement of operations for the Successor Q2 2020 Period were $2,055 thousand.

DSS Acquisition

On June 1, 2020, the Successor acquired 100% of the equity interest of DSS in exchange for cash and 1,000,000 units of the Successor’s Parent’s equity (“Parent Units”). The acquisition supports the Company’s growth in its offering of engineering solutions.

The following table summarizes the fair value of the consideration transferred and the fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 1, 2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
$4,122

Liabilities:
Accounts payable	$284
Deferred revenue	103
Current portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
$3,081
Fair value of net identifiable assets acquired	1,041
Goodwill	$3,899

The following table summarizes the intangible assets acquired by class:

June 1, 2020
Trademark	$150
Customer relationships	700
Total intangible assets	$850

The fair value of the acquired trademark was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from June 1, 2020 to June 30, 2020 have been included in the results of operations for the Successor Q2 2020 Period; the post-acquisition revenues and net loss included in the Successor Q2 2020 Period were $808 thousand and ($27) thousand, respectively. The acquisition-related costs included in transaction expenses in the condensed consolidated statement of operations for the Successor Q2 2020 Period were $434 thousand.

During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $85 thousand, decreasing the balance to $3,899 thousand. Refer to Footnote H — Goodwill for further discussion.

MIS Acquisition

On June 22, 2020, the Successor acquired 100% of the equity interest of MIS in exchange for cash and 2,615,726 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.

The purchase agreement with the sellers of MIS has a contingent earnout payment from the Company upon the achievement of certain revenue milestones over the year ended December 31, 2020. The earnout amount is computed at $1.50 for every $1.00 of MIS revenue, as defined in the purchase agreement, in excess of $40,000 thousand for the year ended December 31, 2020, and the contingent earnout shall not exceed $15,000 thousand or be less than $0. The Company executed a settlement agreement on August 20, 2021 with the sellers. Per the settlement agreement, the Company agreed to issue 1,354,088 Class A units of the Parent and pay $1,552 thousand in cash. The fair value of the Class A units as of June 30, 2021 is $9,939 thousand. The fair value is arrived at using the following assumptions:

MIS Black-Scholes Option Pricing Model Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%

The total fair value of the contingent earnout payment as of June 30, 2021, including the equity component is $11,491 thousand. The change in the fair value of the earnout payment, $10,889 thousand, is reflected in contingent earnout expense on the condensed consolidated statement of operations for the Successor 2021 Period as the adjustment in fair value occurred subsequent to the MIS measurement period.

The following table summarizes the fair value of the consideration transferred and the fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 22, 2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	1,097
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
$51,448
Liabilities:
Accounts payable	$3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
$20,863
Fair value of net identifiable assets acquired	30,585
Goodwill	$14,808

The following table summarizes the intangible assets acquired by class:

June 22, 2020
Trademarks	$3,400
Technology	16,000
Customer relationships	15,600
Total intangible assets	$35,000

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from June 22, 2020 to June 30, 2020 have been included in the results of operations for the Successor Q2 2020 Period; the post-acquisition revenues and net income included in the Successor Q2 2020 Period were $990 thousand and $793 thousand, respectively. The acquisition-related costs included in transaction expenses in the condensed consolidated statement of operations for the Successor Q2 2020 Period were $4,132 thousand.

During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $512 thousand, decreasing the balance to $14,808 thousand. Refer to Footnote H — Goodwill for further discussion.

Roccor Acquisition

On October 28, 2020, the Successor acquired 100% of the equity interest of Roccor in exchange for cash and 1,564,531 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.

The purchase agreement with the sellers of Roccor awarded such sellers with a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones for the year ended December 31, 2021. The earnout amount would be based on one of the following: (i) $0 if Roccor revenue for the year ended December 31, 2021 is less than $30,000 thousand, (ii) $1,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $30,000 thousand but less than $40,000 thousand, (iii) $2,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $40,000 thousand. The fair value of the Roccor contingent earnout was estimated using the Black-Scholes OPM; the fair value of the Roccor contingent earnout was $550 thousand as of the acquisition date. The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%

During the Successor 2021 Period, the revenue based earnout of $225 thousand was recorded in contingent earnout expense on the condensed consolidated statement of operations.

The purchase agreement also stipulated that certain funds in the amount of $466 thousand were to be held in escrow (the “PBR Escrow”), subject to a variance (the “PBR Variance”), for the benefit of the sellers. The PBR Variance was defined as the excess revenue recorded by Roccor for the year ended December 31, 2020, based on the difference between Roccor’s forecasted revenues and Roccor’s actual revenues for the eight months ended August 31, 2020. Upon determination of the PBR Variance, an amount equal to (i) the PBR Escrow less (ii) the PBR Variance will be disbursed to the sellers of Roccor; any remaining PBR Escrow funds will be disbursed to the Company. Since the transfer of the PBR Escrow funds is contingent upon the PBR Variance, the Company’s obligation to deliver the PBR Escrow funds net of PBR Variance was determined to be a contingent consideration. The fair value of the PBR Variance was determined to be $359 thousand as of the acquisition date, therefore contingent consideration related to PBR Escrow was determined to be $107 thousand. PBR Escrow amount of $107 thousand was paid to sellers of Roccor in March 2021.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 28, 2020
Cash paid	$14,999
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,221
Assets:
Cash	$6,161
Accounts receivable	517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
$23,364
Liabilities:
Accounts payable	$1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
$12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,041

The following table summarizes the intangible assets acquired by class:

October 28, 2020
Trademarks	$1,200
Technology	6,500
Customer relationships	5,700
Total intangible assets	$13,400

The amounts above represent the current preliminary fair value estimates but the measurement period is still open and subject to further adjustments as additional information becomes available and as additional analyses and final allocations are completed.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $684 thousand, decreasing the balance to $6,041 thousand. Refer to Footnote H — Goodwill for further discussion.

LoadPath Acquisition

On December 11, 2020, the Successor acquired 100% of the equity interest of LoadPath in exchange for cash and 800,000 Parent Units. The acquisition supports the Company’s growth in its offering of engineering solutions.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 11, 2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
$6,664
Liabilities
Accounts payable	$334
Deferred revenue	394
Other current liabilities	1,203
Deferred tax liabilities	1,148
$3,079
Fair value of net identifiable assets acquired	3,585
Goodwill	$4,813

The following table summarizes the intangible assets acquired by class:

December 11, 2020
Trademarks	$560
Technology	370
Customer relationships	3,300
Total intangible assets	$4,230

The amounts above represent the current preliminary fair value estimates but the measurement period is still open and subject to further adjustments as additional information becomes available and as additional analyses and final allocations are completed.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

Oakman Acquisition

On January 15, 2021, the Successor acquired 100% of the equity interest of Oakman for cash and 1,000,000 Parent Units. The acquisition supports the Company’s growth in its offering of engineering solutions.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

January 15, 2021
Cash paid	$12,142
Equity issued	2,110
Purchase consideration	$14,252
Assets:
Accounts receivable	$1,279
Contract assets	121
Inventory	40
Prepaid expenses and other current assets	50
Property, plant and equipment	493
Intangible assets	10,600
$12,583
Liabilities:
Accounts payable	$46
Accrued expenses	2,022
Deferred revenue	253
Other current liabilities	45
Deferred tax liabilities	2,831
$5,197
Fair value of net identifiable assets acquired	7,386
Goodwill	$6,866

The following table summarizes the intangible assets acquired by class:

January 15, 2021
Trademark	$100
Technology	5,600
Customer relationships	4,900
Total intangible assets	$10,600

The amounts above represent the current preliminary fair value estimates but the measurement period is still open and subject to further adjustments as additional information becomes available and as additional analyses and final allocations are completed.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from January 15, 2021 to June 30, 2021 have been included in the results of operations for the Successor 2021 Period; the post-acquisition revenues and net loss included in the period were $2,688 thousand and ($564) thousand, respectively. The acquisition-related costs included in transaction expenses in the condensed consolidated statement of operations for the Successor 2021 Period were $657 thousand.

DPSS Acquisition

On February 17, 2021, the Successor acquired 100% of the equity interest of DPSS in exchange for cash. The acquisition supports the Company’s growth in its offering of deployable technology.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

February 17, 2021
Cash paid	$27,305
Purchase consideration	$27,305
Assets:
Cash	$711
Accounts receivable	1,270
Contract assets	1,534
Inventory	3
Prepaid expenses and other current assets	53
Property, plant and equipment	734
Intangible assets	24,160
Other non-current assets	48
$28,513
Liabilities:
Accounts payable	$1,186
Accrued expenses	1,282
Deferred revenue	3,830
Deferred tax liabilities	6,058
$12,356
Fair value of net identifiable assets acquired	16,157
Goodwill	$11,148

The following table summarizes the intangible assets acquired by class:

February 17, 2021
Trademark	$160
Technology	11,900
Customer relationships	12,100
Total intangible assets	$24,160

The amounts above represent the current preliminary fair value estimates but the measurement period is still open and subject to further adjustments as additional information becomes available and as additional analyses and final allocations are completed.

The fair value of the acquired trademark was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible. During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $244 thousand, increasing the balance to $11,148 thousand. The change primarily related to the settlement of net working capital adjustments. Refer to Footnote H — Goodwill for further discussion.

The results of operations of the acquired businesses for the period from February 17, 2021 to June 30, 2021 have been included in the results of operations for the Successor 2021 Period; the post-acquisition revenues and net loss included in the Successor 2021 Period were $10,888 thousand and ($294) thousand, respectively. The acquisition-related costs, which are included in transaction expenses in the condensed consolidated statement of operations for the Successor 2021 Period were $1,566 thousand.

Pro Forma Financial Data (Unaudited)

The following table presents the pro forma combined results of operations for the business combinations for the six month periods ended June 30, 2021 and 2020 as though the acquisitions of Adcole, DSS, MIS, Roccor, and LoadPath (the “2020 business combinations”) had been completed as of January 1, 2019, and the acquisitions of Oakman and DPSS (the “2021 business combinations”) had been completed as of January 1, 2020. The pro forma six month period ended June 30, 2021 includes the pre-acquisition 2021 period, and Successor 2021 period for all entities. The pro forma six month period ended June 30, 2020 includes the Predecessor 2020 Period, the Successor Q2 2020 Period, and the pre-acquisition period for all business combinations.

	Pro forma for the six month period ended
	June 30, 2021	June 30, 2020
Revenues	$68,153	$57,290
Net (loss) income	(22,066)	(3,908)

The amounts included in the pro forma information are based on the historical results and do not necessarily represent what would have occurred if the 2021 business combinations had taken place as of January 1, 2020 and the 2020 business combinations had taken place as of January 1, 2019, nor do they represent the results that may occur in the future. Accordingly, the pro forma financial information should not be relied upon as being indicative of the results that would have been realized had the business combination occurred as of the date indicated or that may be achieved in the future.

During the Successor 2021 Period, the Company incurred $2,419 thousand of acquisition related costs attributable to the business combinations, included in the Successor 2021 Period transaction expenses on the condensed consolidated statement of operations. These expenses are reflected in the pro forma earnings for the six month period ended June 30, 2020, in the table above.

Note C – Business Combinations

Adcole Acquisition

On March 2, 2020, the Successor acquired 100% of the equity interest of Adcole for cash. The acquisition supports the Company’s growth in its offering of space structures.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
$13,430
Liabilities:
Accounts payable	$894
Accrued expenses	644
Deferred revenue	777
$2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525

The following table summarizes the intangible assets acquired by class:

March 2, 2020
Trademark	$1,000
Technology	2,400
Customer relationships	6,100
In-process research and development (“IPR&D”)	190
Total intangible assets	$9,690

The fair value of the acquired trademark and technology was estimated using the relief from royalty (“RFR”) method. The fair value of the acquired customer relationships was estimated using the excess earnings method. The fair value of the IPR&D was estimated using the replacement cost method.

The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is deductible over 15 years.

The results of operations of the acquired businesses for the period from March 2, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net loss included in the Successor 2020 Period were $8,096 thousand and ($1,878) thousand, respectively. The acquisition-related costs included in transaction expenses in the consolidated statement of operations for the Successor 2020 Period were $2,055 thousand.

DSS Acquisition

On June 1, 2020, the Successor acquired 100% of the equity interest of DSS for cash and 1,000,000 units of the Successor’s Parent’s equity (“Parent Units”). The acquisition supports the Company’s growth in its offering of engineering solutions.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 1,
2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
$4,122
Liabilities:
Accounts payable	$284
Deferred revenue	188
Current Portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
$3,166
Fair value of net identifiable assets acquired	956
Goodwill	$3,984

The following table summarizes the intangible assets acquired by class:

June 1,
2020
Trademark	$150
Customer relationships	700
Total intangible assets	$850

The amounts above represent the current preliminary fair value estimates but the measurement period is still open.

The fair value of the acquired trademark was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from June 1, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net loss included in the Successor 2020 Period were $5,381 thousand and ($1,707) thousand, respectively. The acquisition-related costs included in transaction expenses in the consolidated statement of operations for the Successor 2020 Period were $434 thousand.

MIS Acquisition

On June 22, 2020, the Successor acquired 100% of the equity interest of MIS for cash and 2,615,726 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.

The purchase agreement with the sellers of MIS awarded them a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones over the year ended December 31, 2020. The earnout amount would be computed as $1.50 for every $1.00 of MIS revenue, as defined in the purchase agreement with the sellers of MIS, in excess of $40,000 thousand for the year ended December 31, 2020; the contingent earnout shall not exceed $15,000 thousand or be less than $0. The fair value of the MIS contingent earnout was estimated using the Black-Scholes OPM. The assumptions used in the Black-Scholes OPM were as follows:

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.2%
Revenue discount rate	6.5%
Revenue volatility	30.0%
Earnout payment discount rate	5.9%

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 22,
2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	585
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
$50,936
Liabilities:
Accounts payable	$3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
$20,863
Fair value of net identifiable assets acquired	30,073
Goodwill	$15,320

The following table summarizes the intangible assets acquired by class:

June 22,
2020
Trademarks	$3,400
Technology	16,000
Customer relationships	15,600
Total intangible assets	$35,000

The amounts above represent the current preliminary fair value estimates but the measurement period is still open.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from June 22, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net loss included in the Successor 2020 Period were $22,061 thousand and $(1,186) thousand, respectively. The acquisition-related costs included in transaction expenses in the consolidated statement of operations for the Successor 2020 Period were $4,132 thousand.

Roccor Acquisition

On October 28, 2020, the Company acquired 100% of the equity interest of Roccor for cash and 1,564,531 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.

The purchase agreement with the sellers of Roccor awarded them a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones for the year ended December 31, 2021. The earnout amount would be based on one of the following: (i) $0 if Roccor revenue for the year ended December 31, 2021 is less than $30,000 thousand, (ii) $1,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $30,000 thousand but less than $40,000 thousand, (iii) $2,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $40,000 thousand. The fair value of the Roccor contingent earnout was estimated using the Black-Scholes OPM; the fair value of the Roccor contingent earnout was $550 thousand as of the acquisition date. The assumptions used in the Black-Scholes OPM were as follows:

Roccor
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%

The purchase agreement with the sellers of Roccor also stipulated that certain funds in the amount of $466 thousand were to be held in escrow (the “PBR Escrow”), subject to a variance (the “PBR Variance”), for the benefit of the sellers. The PBR Variance was defined as the excess revenue recorded by Roccor for the year ended December 31, 2020, based on the difference between Roccor’s forecasted revenues and Roccor’s actual revenues for the eight months ended August 31, 2020. Upon determination of the PBR Variance, an amount equal to (i) the PBR Escrow less (ii) the PBR Variance will be disbursed to the sellers of Roccor; any remaining PBR Escrow funds will be disbursed to the Company. Since the transfer of the PBR Escrow funds is contingent upon the PBR Variance, the Company’s obligation to deliver the PBR Escrow funds net of PBR Variance was determined to be a contingent consideration. The fair value of the PBR Variance was determined to be $359 thousand as of the acquisition date, therefore contingent consideration related to PBR Escrow was determined to be $107 thousand. PBR Escrow amount of $107 thousand was paid to sellers of Roccor in March 2021.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 28,
2020
Cash paid	$15,683
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,905
Assets:
Cash	6,161
Accounts receivable	$517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
$23,364
Liabilities:
Accounts payable	$1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
$12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,725

The following table summarizes the intangible assets acquired by class:

October 28,
2020
Trademarks	$1,200
Technology	6,500
Customer relationships	5,700
Total intangible assets	$13,400

The amounts above represent the current preliminary fair value estimates but the measurement period is still open.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from October 28, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net income included in the Successor 2020 Period were $5,003 thousand and $338 thousand, respectively. The acquisition-related costs included in transaction expenses in the consolidated statement of operations for the Successor 2020 Period were $1,838 thousand.

LoadPath Acquisition

On December 11, 2020, the Successor acquired 100% of the equity interest of LoadPath for cash and 800,000 Parent Units. The acquisition supports the Company’s growth in its offering of engineering solutions.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 11,
2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
$6,664
Liabilities
Accounts payable	$334
Deferred revenue	394
Other current liabilities	1,203
Deferred tax liabilities	1,148
$3,079
Fair value of net identifiable assets acquired	3,585
Goodwill	$4,813

The following table summarizes the intangible assets acquired by class:

December 11,
2020
Trademarks	$560
Technology	370
Customer relationships	3,300
Total intangible assets	$4,230

The amounts above represent the current preliminary fair value estimates but the measurement period is still open.

The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.

The acquisition was accounted for as a business combination, whereby the excess of purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.

The results of operations of the acquired businesses for the period from December 11, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net loss included in the

Successor 2020 Period were $245 thousand and $(32) thousand, respectively. The acquisition-related costs included in transaction expenses in the consolidated statement of operations for the Successor 2020 Period were $1,485 thousand.

Pro Forma Financial Data (Unaudited)

The following table presents the pro forma combined results of operations for the business combinations for the years ended December 31, 2020 and December 31, 2019 as though the acquisitions had been completed as of January 1, 2019. The year ended December 31, 2020 includes the pre-acquisition 2020 period, the Predecessor 2020 Period, and the Successor 2020 Period. The year ended December 31, 2019 includes the pre-acquisition 2019 period and the Predecessor 2019 Period.

	Pro forma for the year ended
	December 31,	December 31,
	2020	2019
Net revenues	$84,770	$56,129
Net loss	$(9,131)	$(12,978)

The amounts included in the pro forma information are based on the historical results and do not necessarily represent what would have occurred if all the business combinations had taken place as of January 1, 2019, nor do they represent the results that may occur in the future. Accordingly, the pro forma financial information should not be relied upon as being indicative of the results that would have been realized had the acquisition occurred as of the date indicated or that may be achieved in the future.

Transaction expenses of $9,944 incurred in the Successor 2020 period are reflected in the pro forma net loss for the year ended December 31, 2019.